Note Payable (Details Narrative) - Notes Payable to Banks [Member] - Paycheck Protection Program Loan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Apr. 27, 2020
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 38,000
[custom:DebtInstrumentInterestRatePercentage-0]		1.00%
Notes Payable	$ 38,000
Debt Instrument, Decrease, Forgiveness	$ 38,000